Subsequent Events	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

12.	Subsequent Events

As previously disclosed in a Current Report on Form 8-K filed with the SEC on November 4, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional investors the “Investors”), pursuant to which the Company agreed to issue to the Investors, for gross proceeds of up to $27 million Senior Secured Original Issue 10% Discount Convertible Promissory Notes (the “Notes”) in the aggregate principal amount of up to $30 million and warrants (the “Warrants”) to purchase a number of shares of the Company’s Class A common stock (the “Warrant Shares”) equal to 30% of the face value of the Notes divided by the volume weighted average price, in three tranches. The Purchase Agreement contains customary representations and warranties by the Company and customary conditions to closing.

Under the first tranche of funding, which closed upon signing of the Purchase Agreement, for gross proceeds of $9 million the Company issued Notes to the Investors in the aggregate principal amount of $10 million and Warrants to purchase up to an aggregate of 231,312 Warrant Shares.  Upon the third trading day following the effectiveness of the Registration Statement, and subject to the satisfaction of certain conditions, a second tranche of funding will be provided by the Investors in the aggregate principal amount of $10 million for gross proceeds to the Company of $9 million. Upon the thirtieth trading day following the closing of the second tranche of funding, and subject to the satisfaction of certain conditions, a third tranche of funding will be provided by the Investors in the aggregate principal amount of $10 million for gross proceeds to the Company of $9 million. Such additional principal amounts, if funded, will be added to the principal amount of the Notes, and the Investors will be entitled to receive additional Warrants to purchase Warrant Shares equal to 30% of the face value of the Notes divided by the volume weighted average price.

Up to 20,462,624 Shares

Atlis Motor Vehicles Inc.

Class A common stock

, 2022.

You should rely only on the information contained or incorporated by reference in this prospectus. We have not authorized anyone to provide you with different information. You should not assume that the information contained or incorporated by reference in this prospectus is accurate as of any date other than the date of this prospectus. We are not making an offer of these securities in any state where the offer is not permitted.

PART II. INFORMATION NOT REQUIRED IN PROSPECTUS

Item 13.	Other Expenses of Issuance and Distribution.

The following table sets forth costs and expenses payable by us in connection with the registration of the shares of Atlis Motor Vehicles’ Class A common stock being registered hereby. With the exception of the SEC registration fee, the amounts set forth below are estimates.

SEC registration fee	$7,205
Accounting fees and expenses	50,000
Legal fees and expenses	200,000
Miscellaneous	50,000
Total	$307,205

Item 14.	Indemnification of Directors and Officers.

Section 145 of the DGCL authorizes a court to award, or a corporation’s board of directors to grant, indemnity to directors and officers in terms sufficiently broad to permit such indemnification under certain circumstances for liabilities, including reimbursement for expenses incurred, arising under the Securities Act.

Atlis Motor Vehicles’ A&R Bylaws provides for indemnification of its directors, officers, employees and other agents to the maximum extent permitted by the DGCL, and Atlis Motor Vehicles’ A&R Bylaws provide for indemnification of its directors, officers, employees and other agents to the maximum extent permitted by the DGCL. Further, Atlis Motor Vehicles’ A&R Bylaws permit Atlis Motor Vehicles to secure insurance on behalf of any officer, director or employee for any liability arising out of his or her actions regardless of whether Delaware law would permit indemnification. The Company has purchased a policy of directors’ and officers’ liability insurance that insures the Company’s directors and officers against the cost of defense, settlement or payment of a judgement in some circumstances and insures the Company against the Company’s obligations to indemnify the directors and officers.

These provisions may discourage stockholders from bringing a lawsuit against the Company’s directors for breach of their fiduciary duty. These provisions also may have the effect of reducing the likelihood of derivative litigation against directors and officers, even though such action, if successful, might otherwise benefit us and our stockholders. Furthermore, a stockholder’s investment may be adversely affected to the extent the Company pays the costs of settlement and damage awards against directors and officers pursuant to these indemnification provisions.

In addition, Atlis Motor Vehicles has entered into indemnification agreements with each of its directors and officers. These agreements require us to indemnify these individuals to the fullest extent permitted under Delaware law and to advance expenses incurred as a result of any proceeding against them as to which they could be indemnified.

Item 15.	Recent Sales of Unregistered Securities.

Regulation D Offering

During the past three years, Atlis Motor Vehicles issued an aggregate of 280,195 shares of Class A common stock to various investors at a weighted average share price of $9.04 per share for aggregate proceeds of $2,532,761, under the Company’s Regulation D funding campaign.

Regulation A Offering

During the past three years, Atlis Motor Vehicles issued an aggregate of 1,665,996 shares of Class A common stock to various investors at a weighted average share price of $7.63, 871,938 shares of Class A common stock at a weighted average share price of $16.64 and 143,864 bonus shares of Class A common stock issued at a weighted average share price of $0, for aggregate gross proceeds of $14,506,595, under the terms of the Regulation A offering which became qualified on September 23, 2022.

Private Placement

On November 3, 2022, Atlis Motor Vehicles entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional investors (collectively, the “Investors”), pursuant to which the Company agreed to issue to the Investors, for gross proceeds of up to $27,000,000, Senior Secured Original Issue 10% Discount Convertible Promissory Notes (the “Notes”) in the aggregate principal amount of up to $30,000,000 and warrants (the “Warrants”) to purchase a number of shares of the Company’s Class A common stock (the “Warrant Shares”) equal to 30% of the face value of the Notes divided by the volume weighted average price, in three tranches (such transaction, the “Private Placement”).

Under the first tranche of funding, which closed upon signing of the Purchase Agreement, for gross proceeds of $9,000,000, the Company issued Notes to the Investors in the aggregate principal amount of $10,000,000 and Warrants to purchase up to an aggregate of 462,624 Warrant Shares.

The Notes mature 24 months after issuance, do not initially bear any interest and are convertible into shares of the Company’s Class A common stock (the “Conversion Shares”) at an initial conversion price equal to the lesser of $15.00 per share of Class A common stock or 92.5% of the average of the three lowest daily volume weighted average prices of the Class A common stock during the ten trading days immediately preceding the notice of voluntary conversion of the Notes, subject to adjustment as further specified in the Notes. The Notes will be fully repayable in cash upon maturity. In addition, the Investors have the option of prepaying up to 20% of the issuance amount of a subsequent financing.

The Warrants are exercisable at an initial exercise price equal to the lesser of $15.00 per share or 92.5% of the average of the three lowest daily volume weighted average prices of the Class A common stock during the ten trading days immediately preceding the notice of exercise, subject to adjustment. The Warrants carry a 5-year term and, if not exercised, will terminate on November 3, 2027.

The securities were issued and sold in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended, and Rule 506(b) promulgated thereunder since, among other things, the issuance was made without any public solicitation to a limited number of accredited investors and/or qualified institutional buyers and were acquired for investment purposes only.

Item 16.	Exhibits and Financial Statement Schedules.

A list of exhibits included as part of this registration statement is set forth in the Exhibit Index which is hereby incorporated by reference.

Item 17.	Undertakings

The undersigned registrant hereby undertakes:

(1)	To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

(a)	To include any prospectus required by section 10(a)(3) of the Securities Act of 1933, as amended;

(b)	To reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than a 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement; and

(c)	To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(2)	That, for the purpose of determining any liability under the Securities Act of 1933, as amended, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(3)	To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(4)	That, for the purpose of determining liability under the Securities Act to any purchaser, each prospectus filed pursuant to Rule 424(b) as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(5)	That, for the purpose of determining liability of the registrant under the Securities Act to any purchaser in the initial distribution of the securities, the undersigned registrant undertakes that in a primary offering of securities of the undersigned registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned registrant will be a seller to the purchaser and will be considered to offer or sell such securities to such purchaser:

(a)	Any preliminary prospectus or prospectus of the undersigned registrant relating to the offering required to be filed pursuant to Rule 424;

(b)	Any free writing prospectus relating to the offering prepared by or on behalf of the undersigned registrant or used or referred to by the undersigned registrant;

(c)	The portion of any other free writing prospectus relating to the offering containing material information about the undersigned registrant or its securities provided by or on behalf of the undersigned registrant; and

(d)	Any other communication that is an offer in the offering made by the undersigned registrant to the purchaser.

(6)	Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

EXHIBIT INDEX

Exhibit No.	Description
3.1	Certificate of Incorporation of Atlis Motor Vehicles Inc., dated November 9, 2016 (incorporated by reference to Exhibit 4.1 to the Company’s Registration Statement on Form S-8 filed with the SEC on December 9, 2022).

3.2	Certificate of Amendment of Certificate of Incorporation of Atlis Motor Vehicles Inc., dated December 29, 2017 (incorporated by reference to Exhibit 4.2 to the Company’s Registration Statement on Form S-8 filed with the SEC on December 9, 2022).

3.3	Certificate of Amendment of Certificate of Incorporation of Atlis Motor Vehicles Inc., dated October 1, 2019 (incorporated by reference to Exhibit 4.3 to the Company’s Registration Statement on Form S-8 filed with the SEC on December 9, 2022).

3.4	Certificate of Amendment of Certificate of Incorporation of Atlis Motor Vehicles Inc., dated January 22, 2020 (incorporated by reference to Exhibit 4.4 to the Company’s Registration Statement on Form S-8 filed with the SEC on December 9, 2022).

3.5	Certificate of Amendment of Certificate of Incorporation of Atlis Motor Vehicles Inc., dated January 24, 2022 (incorporated by reference to Exhibit 4.5 to the Company’s Registration Statement on Form S-8 filed with the SEC on December 9, 2022).

3.6	Certificate of Validation of Certificate of Amendment of Certificate of Incorporation of Atlis Motor Vehicles Inc., dated April 14, 2022 (incorporated by reference to Exhibit 4.6 to the Company’s Registration Statement on Form S-8 filed with the SEC on December 9, 2022).

3.7	Certificate of Validation of Certificate of Amendment of Certificate of Incorporation of Atlis Motor Vehicles Inc., dated April 14, 2022 (incorporated by reference to Exhibit 4.7 to the Company’s Registration Statement on Form S-8 filed with the SEC on December 9, 2022).

3.8	Certificate of Validation of Certificate of Amendment of Certificate of Incorporation of Atlis Motor Vehicles Inc., dated April 14, 2022 (incorporated by reference to Exhibit 4.8 to the Company’s Registration Statement on Form S-8 filed with the SEC on December 9, 2022).

3.9	Certificate of Validation of Certificate of Amendment of Certificate of Incorporation of Atlis Motor Vehicles Inc., dated April 14, 2022 (incorporated by reference to Exhibit 4.9 to the Company’s Registration Statement on Form S-8 filed with the SEC on December 9, 2022).

3.10	Certificate of Validation of Certificate of Amendment of Certificate of Incorporation of Atlis Motor Vehicles Inc., dated April 14, 2022 (incorporated by reference to Exhibit 4.10 to the Company’s Registration Statement on Form S-8 filed with the SEC on December 9, 2022).

3.11	Amended and Restated Bylaws of Atlis Motor Vehicles Inc. (incorporated by reference to Exhibit 4.11 to the Company’s Registration Statement on Form S-8 filed with the SEC on December 9, 2022)

4.1	Form of Senior Secured Original Issue 10% Discount Convertible Promissory Note (incorporated by reference to Exhibit 4.1 to the Company’s Current Report on Form 8-K filed with the SEC on November 4, 2022).

4.2	Form of Common Stock Purchase Warrant (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K filed with the SEC on November 4, 2022).

5.1	Opinion of Winston & Strawn LLP as to the validity of the securities being registered.

10.1+	Board of Directors Agreement, dated November 11, 2022, between the Company and Britt Ide.

10.2+	Board of Directors Agreement, dated November 11, 2022, between the Company and Caryn Nightengale.

10.3+	2021 Compensation Letter of Mark Hanchett.

10.4+	2021 Compensation Letter of Annie Pratt.

10.5+	2021 Compensation Letter of Benoit Le Bourgeois.

10.6*	Amended Collaboration Agreement, dated July 28, 2022, between the Company and Australian Manufactured Vehicles.

10.7	Form of Indemnification Agreement.

10.8	Form of Securities Purchase Agreement (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed with the SEC on November 4, 2022).

10.9	Form of Securities Agreement (incorporated by reference to Exhibit 10.2 to the Company’s Current Report on Form 8-K filed with the SEC on November 4, 2022).

10.10	Form of Registration Rights Agreement (incorporated by reference to Exhibit 10.3 to the Company’s Current Report on Form 8-K filed with the SEC on November 4, 2022).

21.1	List of Subsidiaries of Atlis Motor Vehicles Inc.

23.1	Consent of Prager Metis CPAs LLP, independent registered public accounting firm for Atlis Motor Vehicles Inc.

23.2	Consent of Winston & Strawn LLP (included as part of its opinion filed as Exhibit 5.1).

24.1	Power of Attorney (included on the signature page to the initial filing of this Registration Statement on Form S-1).

101.INS	Inline XBRL Instance Document.

101.SCH	Inline XBRL Taxonomy Extension Schema Document.

101.CAL	Inline XBRL Taxonomy Extension Calculation Linkbase Document.

101.DEF	Inline XBRL Taxonomy Extension Definition Linkbase Document

101.LAB	Inline XBRL Taxonomy Extension Label Linkbase Document.

104	Cover Page Interactive Data File (formatted as Inline XBRL and contained in Exhibit 101).

107	Filing Fee Table

+ Management contract or compensatory plan or arrangement.

* Portions of the exhibit have been omitted pursuant to Item 601(b)(10) of Regulation S-K. The Company agrees to furnish a supplemental copy with any omitted information to the SEC upon request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Mesa, State of Arizona, on January 4, 2023.

ATLIS MOTOR VEHICLES INC.

By:	/s/ Mark Hanchett
Mark Hanchett
Chairman and Chief Executive Officer

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints Mark Hanchett and Annie Pratt and each of them, his or her true and lawful attorneys-in-fact and agents with full power of substitution, for him or her and in his or her name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this registration statement, and to sign any registration statement for the same offering covered by the registration statement that is to be effective upon filing pursuant to Rule 462(b) promulgated under the Securities Act, and all post-effective amendments thereto, and to file the same, with all exhibits thereto and all documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, his, hers or their substitute or substitutes, may lawfully do or cause to be done or by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on January 4, 2023.

Signatures	Title

/s/ Mark Hanchett	Chief Executive Officer and Chairman
Mark Hanchett	(Principal Executive Officer)

/s/ Apoorv Dwivedi	Chief Financial Officer
Apoorv Dwivedi	(Principal Financial and Accounting Officer)

/s/ Annie Pratt	President and Director
Annie Pratt

/s/ Britt Ide	Director
Britt Ide

/s/ Caryn Nightengale	Director
Caryn Nightengale

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